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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2006

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                         San Francisco, California 94111

                         Form 13F File Number: 28-11095

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Meridee A. Moore
                             Senior Managing Member
                                 (415) 391-8900





                              /s/ Meridee A. Moore
                            ------------------------
                            San Francisco, California
                                February 13, 2007


                                  Report Type:
                               13F Holdings Report

                              Form 13F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                     Form 13F Information Table Entry Total:

                                       24

                     Form 13F Information Table Value Total:

                              $200,196 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11473
Name: WS Partners, L.L.C.


COLUMN 1                            COLUMN 2         COLUMN 3  COLUMN 4 COLUMN 5             COLUMN 6 COLUMN 7 COLUMN 8

                                                               Value    Shares/     SH/ PUT/ INVESTMT OTHER
Name Of Issuer                      Title of Class   CUSIP     ($1,000) PRN AMT     PRN CALL DSCRETN  MGRS   SOLE        SHARED NONE
----------------------------------  ---------------  --------- -------- ----------  --- ---- -------- -----  ----------  ------ ----
Atlas Air Worldwide Holdings Inc.   Common New       049164205 11,824      265,697  SH       Other    1         265,697
Bally Total Fitness Holding Corp    Common           05873K108    258      105,470  SH       Other    1         105,470
Carmike Cinemas Inc.                Common           143436400 17,396      853,185  SH       Other    1         853,185
Chart INDS Inc                      Common Par $0.01 16115Q308  6,363      392,536  SH       Other    1         392,536
Covad Communications Group I        DBCV 3.000% 3/1  222814AR6 14,930   16,633,000  PRN      Other    1      16,633,000
Crown Holdings Inc.                 Common           228368106  4,393      210,000  SH       Other    1         210,000
Edison International                Common           281020107  7,049      155,000  SH       Other    1         155,000
Endurance Specialty Holdings Lt     SHS              G30397106  8,413      230,000  SH       Other    1         230,000
Eschelon Telecom Inc.               Common           296290109  9,384      473,696  SH       Other    1         473,696
GenTek Inc.                         Common New       37245X203  4,572      132,190  SH       Other    1         132,190
Hawaiian Holdings Inc.              Common           419879101 13,792    2,814,776  SH       Other    1       2,814,776
Hercules Technology Growth
Capital Inc.                        Common           427096508  2,943      206,532  SH       Other    1         206,532
Mills Corp                          Common           601148109  1,020       51,000  SH       Other    1          51,000
Qualcomm Inc                        Common           747525103 14,927      395,000  SH  Call Other    1         395,000
Qualcomm Inc                        Common           747525103  5,857      155,000  SH       Other    1         155,000
QLT Inc.                            Note 3.000% 9/1  746927AB8  7,003    7,352,000  PRN      Other    1       7,352,000
Rubios Restaurants Inc.             Common           78116B102  2,916      296,000  SH       Other    1         296,000
Sabre Hldgs Corp                    Common           785905100  3,125       98,000  SH  Call Other    1          98,000
Silicon Graphics Inc                Com New          827056300 30,117    1,505,858  SH       Other    1       1,505,858
Sprint Nextel Corp                  Com Fon          852061100  5,563      294,500  SH       Other    1         294,500
StealthGas Inc.                     SHS              Y81669106  3,189      273,000  SH       Other    1         273,000
Time Warner Telecom Inc             CL A             887319101  4,560      228,800  SH       Other    1         228,800
U S Airways Group Inc.              Common           90341W108  8,837      164,100  SH       Other    1         164,100
United States Oil Fund LP           Units            91232N108 11,765      228,000  SH       Other    1         228,000